Debt (Details) (USD $)			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Private Placement Notes [Member]	Sep. 30, 2013 Private Placement Notes [Member]	Sep. 30, 2014 Senior Notes Due May 2021 [Member]	Sep. 30, 2013 Senior Notes Due May 2021 [Member]	May 19, 2011 Senior Notes Due May 2021 [Member]	Sep. 30, 2014 Senior Notes Due May 2022 [Member]	Sep. 30, 2013 Senior Notes Due May 2022 [Member]	May 24, 2012 Senior Notes Due May 2022 [Member]	Sep. 30, 2014 Debt Covered By Interest Rate Swap Agreements [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	$ 135,000,000
Short-term Debt [Abstract]
Notes payable	289,500,000	99,000,000
Short-term Debt, Weighted Average Interest Rate	2.10%	3.60%
Long-term Debt	1,998,900,000	2,138,800,000	900,000,000	1,040,000,000	600,000,000	600,000,000		498,900,000	498,800,000
Current maturities of long-term debt	230,000,000	140,000,000
Long-term debt	1,768,900,000	1,998,800,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			5.20%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum			6.60%
Debt Instrument, Interest Rate, Stated Percentage					4.70%		4.70%	4.70%		4.70%
Debt, Long-term and Short-term, Combined Amount	2,288,400,000										289,500,000
Total Committed Debt Facilities	2,603,400,000
Receivables Securitization Program, Maximum Borrowing Capacity	150,000,000
Receivables Securitization Program, Amount Outstanding	133,500,000	78,000,000
Aggregate principal amount							600,000,000		500,000,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	230,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	210,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	150,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	310,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	1,100,000,000
Notes Payable	$ 21,000,000